Fair Value: Fair Value Assets measured on a Recurring Basis (Details) (USD $)	Dec. 31, 2014
Assets, Fair Value Disclosure	$ 62,378
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure	3,681
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	3,681	[1]
Fair Value, Inputs, Level 2
Assets, Fair Value Disclosure	13,194
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure	9,987
Fair Value, Inputs, Level 2 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	3,207
Fair Value, Inputs, Level 2 | Debt Securities
Assets, Fair Value Disclosure	13,194
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure	45,503
Fair Value, Inputs, Level 3 | Derivative
Assets, Fair Value Disclosure	45,503
Cash and Cash Equivalents
Assets, Fair Value Disclosure	3,681	[1]
US Government Agencies Debt Securities
Assets, Fair Value Disclosure	9,987
Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	3,207
Debt Securities
Assets, Fair Value Disclosure	13,194
Derivative
Assets, Fair Value Disclosure	$ 45,503

[1]	Excludes cash of $1,921 that is not subject to fair value accounting.